Related parties (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of related party transactions

	Balances at September 30, 2021				Balances at December 31, 2020
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		6,144	18,253	24,397		6,354	14,509	20,863
Inventories		133,134		133,134		35,998		35,998
Dividends and interest on capital			165	165			165	165
Total assets		139,278	18,418	157,696		42,352	14,674	57,026

Liabilities
Current
Trade payables	73,519	306,459	10,787	390,765	33,100	601,203	9,641	643,944
Other payables		69	246	315		478	119	597

Non-current
Loan to non-controlling shareholders of Braskem Idesa			3,456,265	3,456,265			3,222,493	3,222,493
Total liabilities	73,519	306,528	3,467,298	3,847,345	33,100	601,681	3,232,253	3,867,034

	Nine-month period ended September 30, 2021				Nine-month period ended September 30, 2020
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		113,647	432,651	546,298		155,672	233,074	388,746
Purchases of raw materials, finished goods
services and utilities	(206,549)	(14,124,673)	(6,895)	(14,338,117)	(89,391)	(11,116,414)	(18,680)	(11,224,485)
Financial income (expenses), net	(119)	(11,843)	(948)	(12,910)	(359)	(2,313)	(340)	(3,012)
Other income (expenses)
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty")			(56,545)	(56,545)			(37,427)	(37,427)

Schedule of key management personnel
Statement of profit or loss transactions	Sep/2021	Sep/2020
Remuneration
Short-term benefits	65,533	55,116
Post-employment benefit	1,352	768
Long term incentive plan	11,100	5,301
Total	77,985	61,185